Average Annual Total Returns	Delaware Ivy Apollo Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index 1 year	Delaware Ivy Apollo Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index 5 years	Delaware Ivy Apollo Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund MSCI ACWI (All Country World Index) 1 year	Delaware Ivy Apollo Multi-Asset Income Fund MSCI ACWI (All Country World Index) 5 years	Delaware Ivy Apollo Multi-Asset Income Fund MSCI ACWI (All Country World Index) Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund ICE BofA US High Yield Index 1 year	Delaware Ivy Apollo Multi-Asset Income Fund ICE BofA US High Yield Index 5 years	Delaware Ivy Apollo Multi-Asset Income Fund ICE BofA US High Yield Index Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund FTSE All-World High Dividend Yield Index 1 year	Delaware Ivy Apollo Multi-Asset Income Fund FTSE All-World High Dividend Yield Index 5 years	Delaware Ivy Apollo Multi-Asset Income Fund FTSE All-World High Dividend Yield Index Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class A 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class A 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class A Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class C 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class C 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class C Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class I 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class I 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class I Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 Lifetime	Delaware Ivy Apollo Multi-Asset Income Fund Class Y 1 year	Delaware Ivy Apollo Multi-Asset Income Fund Class Y 5 years	Delaware Ivy Apollo Multi-Asset Income Fund Class Y Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Bloomberg Barclays US Treasury Bills: 1-3 Month Index 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Bloomberg Barclays US Treasury Bills: 1-3 Month Index Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class A 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class A Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class C 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class C Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class I 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class I Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 Lifetime	Delaware Ivy Pictet Targeted Return Bond Fund Class Y 1 year	Delaware Ivy Pictet Targeted Return Bond Fund Class Y Lifetime
Total	3.18%	7.86%	7.67%	16.82%	12.86%	13.20%	6.17%	8.43%	7.61%	(0.32%)	7.04%	7.50%	(2.09%)	4.98%	4.79%	(3.57%)	3.28%	3.15%	(1.15%)	3.24%	3.12%	3.05%	5.45%	5.20%	4.35%	6.60%	6.36%	4.34%	6.70%	6.45%	3.93%	6.28%	6.03%	4.21%	3.41%	0.54%	1.13%	(2.64%)	1.61%	(3.12%)	0.72%	(1.56%)	0.84%	2.63%	2.12%	3.56%	3.05%	3.68%	3.19%	3.35%	2.84%